FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	$ (29)	$ (125)
Funding and debit valuation adjustments	(50)	(96)
Other valuation adjustments	(740)	(1,206)
of which: liquidity	(523)	(746)
of which: model uncertainty	$ (217)	$ (460)